Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	Subsequent events

The Company has evaluated subsequent events occurring after the balance sheet date through the date the financial statements were authorized for issue. Based on this evaluation, the Company has identified no material subsequent events requiring recognition or disclosure in these financial statements.